Schedule of investments
Nomura Extended Duration Bond Fund	October 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 0.51%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.584% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	390,000	$ 390,301
Davis Park CLO Series 2022-1A BR 144A 5.584% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	370,000	370,290
Magnetite LI CLO Series 2025-51A A1 144A TBD (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	750,000	750,000
Total Collateralized Loan Obligations (cost $1,510,000)		1,510,591

Corporate Bonds — 98.16%
Banking — 11.29%
Bank of America
2.676% 6/19/41 μ	3,635,000	2,699,333
6.25% 7/26/30 μ, ψ	1,925,000	1,960,141
6.625% 5/1/30 μ, ψ	1,020,000	1,063,253
Barclays
5.86% 8/11/46 μ	2,070,000	2,145,580
9.625% 12/15/29 μ, ψ	1,440,000	1,636,003
Citigroup
5.612% 3/4/56 μ	2,225,000	2,259,905
6.875% 8/15/30 μ, ψ	1,740,000	1,794,713
Goldman Sachs Group
4.939% 10/21/36 μ	2,285,000	2,274,727
6.125% 11/10/34 μ, ψ	1,012,000	1,032,730

JPMorgan Chase & Co. 5.534% 11/29/45 μ	4,425,000	4,561,572
Morgan Stanley
2.802% 1/25/52 μ	2,305,000	1,491,648
5.516% 11/19/55 μ	2,475,000	2,504,668

Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	934,000	965,078
Royal Bank of Canada 6.50% 11/24/85 μ	1,165,000	1,163,734
Societe Generale 144A 7.367% 1/10/53 #	1,090,000	1,196,556
Toronto-Dominion Bank 6.35% 10/31/85 μ	1,475,000	1,493,328
UBS Group
144A 5.379% 9/6/45 #, μ	600,000	602,005
144A 9.25% 11/13/28 #, μ, ψ	1,425,000	1,554,853

US Bancorp 2.491% 11/3/36 μ	1,245,000	1,076,312
		33,476,139
Basic Industry — 5.42%
BHP Billiton Finance USA 5.75% 9/5/55	3,390,000	3,542,218
NQ- NP [1025] 1225 (5043116)    1

Schedule of investments
Nomura Extended Duration Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Dow Chemical
5.65% 3/15/36	1,200,000	$ 1,201,908
5.95% 3/15/55	1,295,000	1,227,250
International Paper
6.00% 11/15/41	2,700,000	2,827,864
7.30% 11/15/39	660,000	770,303

Smurfit Kappa Treasury 5.777% 4/3/54	2,810,000	2,868,163
Steel Dynamics 5.75% 5/15/55	3,540,000	3,624,146
		16,061,852
Brokerage — 2.97%
Brookfield Asset Management 6.077% 9/15/55	3,570,000	3,700,314
Jefferies Financial Group 6.50% 1/20/43	1,700,000	1,783,972
Raymond James Financial 5.65% 9/11/55	3,370,000	3,325,789
		8,810,075
Capital Goods — 9.82%
Amphenol 5.30% 11/15/55	1,455,000	1,416,970
Boeing 6.858% 5/1/54	3,610,000	4,113,298
Caterpillar 5.50% 5/15/55	1,120,000	1,152,841
Howmet Aerospace 5.95% 2/1/37	2,680,000	2,919,250
Ingersoll Rand 5.70% 6/15/54	2,995,000	3,053,665
Lockheed Martin 5.20% 2/15/55	4,685,000	4,526,770
Northrop Grumman
4.75% 6/1/43	1,615,000	1,501,825
5.20% 6/1/54	3,470,000	3,324,075

RTX 6.40% 3/15/54	465,000	523,011
TransDigm 144A 6.875% 12/15/30 #	715,000	742,973
United Rentals North America 144A 6.125% 3/15/34 #	1,785,000	1,864,856
Waste Management 5.35% 10/15/54	4,040,000	3,987,071
		29,126,605
Communications — 10.94%
American Tower 3.10% 6/15/50	5,495,000	3,725,298
AT&T
3.50% 9/15/53	2,660,000	1,821,695
5.55% 11/1/45	805,000	790,259
5.70% 11/1/54	2,540,000	2,489,593
6.05% 8/15/56	800,000	822,940
6.30% 1/15/38	2,055,000	2,235,463

Charter Communications Operating 6.70% 12/1/55	1,780,000	1,756,551
2    NQ- NP [1025] 1225 (5043116)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Meta Platforms
5.50% 11/15/45	1,030,000	$ 1,021,810
5.625% 11/15/55	2,265,000	2,249,852

Rogers Communications 4.55% 3/15/52	4,325,000	3,549,937
Time Warner Cable
6.55% 5/1/37	3,198,000	3,279,070
7.30% 7/1/38	1,005,000	1,082,260
T-Mobile USA
3.00% 2/15/41	7,560,000	5,662,348
5.875% 11/15/55	1,480,000	1,502,297

Versant Media Group 144A 7.25% 1/30/31 #	459,000	468,158
		32,457,531
Consumer Cyclical — 2.90%
General Motors 5.40% 4/1/48	3,730,000	3,429,739
Lowe's 5.75% 7/1/53	3,665,000	3,678,388
VICI Properties 6.125% 4/1/54	1,485,000	1,502,378
		8,610,505
Consumer Non-Cyclical — 11.69%
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	4,875,000	4,948,643
Cargill 144A 5.375% 10/23/55 #	2,135,000	2,083,561
Cigna Group 6.00% 1/15/56	3,285,000	3,394,904
CVS Health
6.20% 9/15/55	2,875,000	2,955,057
6.75% 12/10/54 μ	1,367,000	1,421,882

Eli Lilly & Co. 5.55% 10/15/55	565,000	579,163
HCA
6.00% 4/1/54	3,605,000	3,656,966
6.20% 3/1/55	565,000	587,279

JBS USA Holding Lux 144A 6.25% 3/1/56 #	2,475,000	2,494,404
Royalty Pharma 5.95% 9/25/55	2,915,000	2,929,928
Stryker 4.625% 3/15/46	2,855,000	2,600,863
Sysco 4.85% 10/1/45	4,460,000	4,087,262
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	2,930,338
		34,670,250
Electric — 14.06%
Ameren Illinois 5.625% 3/1/55	3,815,000	3,903,172
American Electric Power 6.05% 3/15/56 μ	980,000	993,255
Arizona Public Service 4.20% 8/15/48	2,720,000	2,257,775
Baltimore Gas and Electric 4.55% 6/1/52	1,210,000	1,060,635
NQ- NP [1025] 1225 (5043116)    3

Schedule of investments
Nomura Extended Duration Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Basin Electric Power Cooperative 144A 5.85% 10/15/55 #	2,100,000	$ 2,106,304
Capital Power US Holdings 144A 6.189% 6/1/35 #	1,980,000	2,074,172
Commonwealth Edison 5.95% 6/1/55	630,000	673,178
Constellation Energy Generation 5.75% 3/15/54	925,000	939,595
Dominion Energy
6.20% 2/15/56 μ	695,000	703,224
Series A 6.875% 2/1/55 μ	525,000	552,081
Series B 7.00% 6/1/54 μ	957,000	1,046,158

Duke Energy 5.70% 9/15/55	4,170,000	4,165,364
Entergy Mississippi 5.80% 4/15/55	3,155,000	3,242,133
Kentucky Utilities 5.85% 8/15/55	3,255,000	3,361,425
NextEra Energy Capital Holdings 3.00% 1/15/52	4,515,000	2,929,473
Northern States Power 5.65% 5/15/55	2,860,000	2,952,922
Oglethorpe Power
4.50% 4/1/47	350,000	298,883
6.20% 12/1/53	410,000	432,254

Oklahoma Gas and Electric 5.80% 4/1/55	2,675,000	2,753,146
Southwestern Electric Power 3.25% 11/1/51	5,120,000	3,450,255
Virginia Electric and Power 2.95% 11/15/51	2,785,000	1,800,269
		41,695,673
Energy — 9.14%
ConocoPhillips 5.55% 3/15/54	1,530,000	1,508,365
Diamondback Energy 5.75% 4/18/54	2,875,000	2,773,203
Enbridge 6.70% 11/15/53	1,825,000	2,037,077
Energy Transfer
6.20% 4/1/55	855,000	853,922
6.25% 4/15/49	2,525,000	2,522,256
6.75% 2/15/56 μ	610,000	612,393
Enterprise Products Operating
3.30% 2/15/53	3,085,000	2,113,826
5.55% 2/16/55	1,585,000	1,567,705

Kinder Morgan 5.95% 8/1/54	3,510,000	3,546,169
Northern Natural Gas 144A 3.40% 10/16/51 #	2,550,000	1,756,771
Occidental Petroleum 7.95% 6/15/39	1,259,000	1,489,923
ONEOK
5.70% 11/1/54	1,902,000	1,781,610
6.25% 10/15/55	1,988,000	1,992,532

Targa Resources 6.125% 5/15/55	2,545,000	2,560,772
		27,116,524
4    NQ- NP [1025] 1225 (5043116)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 3.06%
AerCap Ireland Capital DAC 3.85% 10/29/41	5,210,000	$ 4,308,187
Air Lease 4.125% 12/15/26 μ, ψ	1,800,000	1,735,877
Apollo Debt Solutions 6.70% 7/29/31	1,430,000	1,505,808
Blue Owl Credit Income 6.60% 9/15/29	1,470,000	1,520,823
		9,070,695
Insurance — 7.62%
Allianz 144A 6.55% 10/30/33 #, μ, ψ	1,400,000	1,454,291
Aon North America 5.75% 3/1/54	2,660,000	2,688,958
Athene Holding
6.625% 5/19/55	1,405,000	1,472,783
6.875% 6/28/55 μ	940,000	946,696

Elevance Health 5.70% 9/15/55	3,650,000	3,634,047
Henneman Trust 144A 6.58% 5/15/55 #	1,965,000	2,083,943
Northwestern Mutual Life Insurance 144A 6.17% 5/29/55 #	1,340,000	1,442,648
Pacific Life Insurance 144A 5.95% 9/15/55 #	2,910,000	2,993,072
Pine Street Trust III 144A 6.223% 5/15/54 #	963,000	998,054
Travelers 5.70% 7/24/55	3,515,000	3,648,692
Wynnton Funding Trust II 144A 5.991% 8/15/55 #	1,210,000	1,244,041
		22,607,225
Natural Gas — 3.08%
NiSource 5.85% 4/1/55	2,485,000	2,538,696
Southern California Gas 4.30% 1/15/49	1,810,000	1,513,985
Southwest Gas
3.80% 9/29/46	890,000	687,964
4.15% 6/1/49	2,430,000	1,983,488

Spire Missouri 3.30% 6/1/51	3,440,000	2,394,844
		9,118,977
Technology — 4.50%
Foundry JV Holdco 144A 6.10% 1/25/36 #	2,895,000	3,061,602
Oracle
3.60% 4/1/50	2,604,000	1,767,293
5.875% 9/26/45	890,000	857,666
5.95% 9/26/55	2,000,000	1,897,584
6.00% 8/3/55	2,235,000	2,139,844

Verisk Analytics 3.625% 5/15/50	3,820,000	2,833,748
WULF Compute 144A 7.75% 10/15/30 #	758,000	787,983
		13,345,720
NQ- NP [1025] 1225 (5043116)    5

Schedule of investments
Nomura Extended Duration Bond Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation — 1.67%
Union Pacific 5.60% 12/1/54	4,870,000	$ 4,939,246
		4,939,246
Total Corporate Bonds (cost $293,098,247)		291,107,017
	Number of shares
Convertible Preferred Stock — 0.25%♣
Energy — 0.25%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	734,863
Total Convertible Preferred Stock (cost $740,232)		734,863
	Number of contracts
Options Purchased — 0.01%
Futures Call Options — 0.01%
US Treasury 10 yr Notes, strike price $113.5, expiration date 11/21/25, notional amount $1,021,500,000	90	15,469
Total Options Purchased (cost $70,548)		15,469
	Number of shares
Short-Term Investments — 1.92%
Money Market Mutual Funds — 1.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.98%)	1,425,174	1,425,174
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.01%)	1,425,175	1,425,175
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.09%)	1,425,175	1,425,175
6    NQ- NP [1025] 1225 (5043116)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.00%)	1,425,175	$ 1,425,175
Total Short-Term Investments (cost $5,700,699)		5,700,699
Total Value of Securities—100.85% (cost $301,119,726)		299,068,639

Liabilities Net of Receivables and Other Assets—(0.85%)★		(2,509,598)
Net Assets Applicable to 20,754,500 Shares Outstanding—100.00%		$296,559,041
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of Rule 144A securities was $33,485,916, which represents 11.29% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
★	Includes $904,518 cash collateral held at broker for futures contracts as of October 31, 2025.
NQ- NP [1025] 1225 (5043116)    7

Schedule of investments
Nomura Extended Duration Bond Fund
The following futures contracts were outstanding at October 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(131)	US Treasury 5 yr Notes	$(14,306,633)	$(14,356,480)	12/31/25	$49,847	$—
(42)	US Treasury 10 yr Notes	(4,732,219)	(4,772,629)	12/19/25	40,410	—
258	US Treasury 10 yr Ultra Notes	29,794,970	29,626,166	12/19/25	168,804	(15,771)
(297)	US Treasury Long Bonds	(34,841,813)	(34,901,918)	12/19/25	60,105	—
202	US Treasury Ultra Bonds	24,498,813	24,472,724	12/19/25	26,089	—
Total Futures Contracts			$67,863		$345,255	$(15,771)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
8    NQ- NP [1025] 1225 (5043116)

Summary of abbreviations: (continued)
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ- NP [1025] 1225 (5043116)    9